Revenue Recognition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Revenues Recognized
Revenue recognized for each revenue stream is as follows:

Financial Statement Caption	Revenue Stream	Three Months Ended March 31,
Product revenue:		2023	2022
	Pellet procedures	$35,070	$30,807
	Dietary supplements	8,330	5,704
	Disposable trocars	720	234
	Shipping fees	35	13

Total product revenue		44,155	36,758
Service revenue:
	Training	336	165
	Contract-term services	210	220
	Other	142	—

Total service revenue		688	385

Total revenue		$44,843	$37,143

Revenue recognized by geographic region is as follows:

Financial Statement Caption	Country	For the Three Months Ended March 31,
Product revenue:		2023	2022
	United States	$44,016	$36,690
	All other	139	68

Total product revenue		44,155	36,758
Service revenue:
	United States	656	384
	All other	32	1

Total service revenue		688	385

Total revenue		$44,843	$37,143

Revenue recognized for each revenue stream is as follows:

Financial Statement Caption	Revenue Stream	Year Ended December 31,
Product revenue:		2022	2021

	Pellet procedures	$128,952	$109,465
	Dietary supplements	32,412	27,241
	Disposable trocars	1,698	860
	Shipping fees	71	32

Total product revenue		163,133	137,598

Financial Statement Caption	Revenue Stream	Year Ended December 31,
Product revenue:		2022	2021
Service revenue:
	Training	973	859
	Contract-term services	851	939

Total service revenue		1,824	1,798

Total revenue		$164,957	$139,396

Revenue recognized by geographic region is as follows:

Financial Statement Caption	Country	For the Year Ended December 31,
Product revenue:		2022	2021
	United States	$162,742	$137,349
	All other	391	249

Total product revenue		163,133	137,598
Service revenue:
	United States	1,781	1,798
	All other	43	—

Total service revenue		1,824	1,798

Total revenue		$164,957	$139,396

Summary of Significant Changes in Contract Liability Balances
Significant changes in contract liability balances are as follows:

	Three Months Ended March 31,
	2023		2022
Description of change	Deferred Revenue	Deferred Revenue, Long-term	Deferred Revenue	Deferred Revenue, Long-term
Revenue recognized that was included in the contract liability balance at the beginning of the period	$(755)	$—	$(705)	$—
Increases due to cash received, excluding amounts recognized as revenue during the period	760	340	567	283
Transfers between current and non-current liabilities due to the expected revenue recognition period	389	(389)	193	(193)

Total increase (decrease) in contract liabilities	$394	$(49)	$55	$90

Significant changes in contract liability balances are as follows:

	Year Ended December 31,
	2022		2021
Description of change	Deferred Revenue	Deferred Revenue, Long-term	Deferred Revenue	Deferred Revenue, Long-term
Revenue recognized that was included in the contract liability balance at the beginning of the period	$(1,710)	$—	$(2,048)	$—
Increases due to cash received, excluding amounts recognized as revenue during the period	1,342	760	1,022	652
Transfers between current and non-current liabilities due to the expected revenue recognition period	460	(460)	697	(697)

Total increase (decrease) in contract liabilities	$92	$300	$(329)	$(45)

Summary of Consideration Allocated to Performance Obligations
Consideration allocated to performance obligations are as follows:

	March 31, 2023	December 31, 2022
Unsatisfied training obligations—Current	$97	$104

Unsatisfied contract-term services—Current	1,101	1,028
Unsatisfied contract-term services—Long-term	704	627

Total allocated to unsatisfied contract-term services	1,805	1,655

Unsatisfied pellet procedures—Current	880	833
Unsatisfied pellet procedures—Long-term	314	299

Total allocated to unsatisfied pellet procedures	1,194	1,132

Total deferred revenue—Current	$2,078	$1,965

Total deferred revenue—Long-term	$1,018	$926

Consideration allocated to performance obligations are as follows:

	December 31, 2022	December 31, 2021
Unsatisfied training obligations—Current	$104	$67

Unsatisfied contract-term services—Current	1,028	849
Unsatisfied contract-term services—Long-term	627	544

Total allocated to unsatisfied contract-term services	1,655	1,393

Unsatisfied pellet procedures—Current	833	789
Unsatisfied pellet procedures—Long-term	299	258

Total allocated to unsatisfied pellet procedures	1,132	1,047

Total deferred revenue—Current	$1,965	$1,705

Total deferred revenue—Long-term	$926	$802